Derivative Financial Instruments and Fair Value Measurements - Schedule of Derivative Liabilities at Fair Value (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance at Beginning	$ 698,264	$ 371,532	$ 881,172
Effects of foreign currency exchange rate changes			38
Reductions due to repayment of debt		(1,388,764)	(861,695)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	227,000	(936,650)	(199,339)
Initial fair value of embedded conversion option derivative liability recorded as expense	351,461	180,000	543,744
Reductions due to conversions	(308,522)	382,944	313,694
Change in fair value included in statements of operations	(649,835)	2,089,202	(306,082)
Balance at Ending	$ 318,368	$ 698,264	$ 371,532